UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number: 028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                New York, NY                 May 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $361,308
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number             Name

1          028-12803                        Newland Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2010


COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                TITLE                      VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X1000)  PRN AMT   PRN CALL   DISCRETION     MNGRS    SOLE    SHARED NONE
AIRCASTLE LTD                 COM               G0129K104   2,280     240,779 SH        Shared-Defined    1      240,779
ALPHA NATURAL RESOURCES INC   COM               02076X102     696      13,950 SH        Shared-Defined    1       13,950
AMETEK INC NEW                COM               031100100  26,564     640,716 SH        Shared-Defined    1      640,716
ANIXTER INTL INC              COM               035290105   2,995      63,921 SH        Shared-Defined    1       63,921
ASTEC INDS INC                COM               046224101   2,938     101,445 SH        Shared-Defined    1      101,445
ATS MED INC                   COM               002083103   3,097   1,191,097 SH        Shared-Defined    1    1,191,097
BALTIC TRADING LIMITED        COM               Y0553W103   9,302     686,458 SH        Shared-Defined    1      686,458
BARCLAYS BK PLC               IPATH SHRT ETN    06740C527   6,108     290,703 SH        Shared-Defined    1      290,703
BARRICK GOLD CORP             COM               067901108   1,917      50,000 SH        Shared-Defined    1       50,000
BRUSH ENGINEERED MATLS INC    COM               117421107     573      25,400 SH        Shared-Defined    1       25,400
C&D TECHNOLOGIES INC          COM               124661109   2,560   1,599,826 SH        Shared-Defined    1    1,599,826
CELADON GROUP INC             COM               150838100   2,683     192,475 SH        Shared-Defined    1      192,475
CELLU TISSUE HLDGS INC        COM               151169109   2,809     281,415 SH        Shared-Defined    1      281,415
CITIGROUP INC                 COM               172967101   2,126     525,000 SH        Shared-Defined    1      525,000
CLARIENT INC                  COM               180489106   6,089   2,323,958 SH        Shared-Defined    1    2,323,958
COEUR D ALENE MINES CORP IDA  COM NEW           192108504     828      55,297 SH        Shared-Defined    1       55,297
COLFAX CORP                   COM               194014106     235      20,000 SH        Shared-Defined    1       20,000
COLUMBUS MCKINNON CORP N Y    COM               199333105     643      40,502 SH        Shared-Defined    1       40,502
CON-WAY INC                   COM               205944101   1,756      50,000 SH  PUT   Shared-Defined    1       50,000
COSAN LTD                     SHS A             G25343107   4,224     447,937 SH        Shared-Defined    1      447,937
COVENANT TRANSN GROUP INC     CL A              22284P105   2,087     346,144 SH        Shared-Defined    1      346,144
DENISON MINES CORP            COM               248356107     161     110,000 SH        Shared-Defined    1      110,000
DIANA SHIPPING INC            COM               Y2066G104   8,922     590,100 SH        Shared-Defined    1      590,100
DIANA SHIPPING INC            COM               Y2066G104     953      63,000 SH  CALL  Shared-Defined    1       63,000
DONALDSON INC                 COM               257651109     632      14,000 SH  PUT   Shared-Defined    1       14,000
ENERGYSOLUTIONS INC           COM               292756202   3,069     477,250 SH        Shared-Defined    1      477,250
ENERGYSOLUTIONS INC           COM               292756202     643     100,000 SH  CALL  Shared-Defined    1      100,000
ENGLOBAL CORP                 COM               293306106   2,175     785,058 SH        Shared-Defined    1      785,058
ENTEGRIS INC                  COM               29362U104  13,772   2,737,898 SH        Shared-Defined    1    2,737,898
EXPEDITORS INTL WASH INC      COM               302130109   1,846      50,000 SH        Shared-Defined    1       50,000
EXXON MOBIL CORP              COM               30231G102   9,287     138,649 SH        Shared-Defined    1      138,649
FREESEAS INC                  COM               Y26496102   1,970   1,539,350 SH        Shared-Defined    1    1,539,350
FUELCELL ENERGY INC           COM               35952H106     284     100,545 SH        Shared-Defined    1      100,545
GENCO SHIPPING & TRADING LTD  SHS               Y2685T107     251      11,901 SH        Shared-Defined    1       11,901
GENERAL CABLE CORP DEL NEW    COM               369300108   1,091      40,418 SH        Shared-Defined    1       40,418
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302   3,940     213,077 SH        Shared-Defined    1      213,077
GSE SYS INC                   COM               36227K106   4,384     810,395 SH        Shared-Defined    1      810,395
HALLIBURTON CO                COM               406216101   1,055      35,000 SH        Shared-Defined    1       35,000
HARSCO CORP                   COM               415864107   7,672     240,200 SH        Shared-Defined    1      240,200
HEADWATERS INC                COM               42210P102   1,690     368,163 SH        Shared-Defined    1      368,163
HORSEHEAD HLDG CORP           COM               440694305   3,436     290,229 SH        Shared-Defined    1      290,229
IESI BFC LTD                  COM               44951D108  13,397     781,182 SH        Shared-Defined    1      781,182
INTERNATIONAL COAL GRP INC N  COM               45928H106     526     115,000 SH        Shared-Defined    1      115,000
INTL PAPER CO                 COM               460146103     322      13,100 SH        Shared-Defined    1       13,100
ISHARES TR INDEX              RUSSELL 2000      464287655   6,780     100,000 SH  PUT   Shared-Defined    1      100,000
KAISER ALUMINUM CORP          COM PAR $0.01     483007704     964      25,000 SH        Shared-Defined    1       25,000
KRATON PERFORMANCE POLYMERS   COM               50077C106  12,019     672,952 SH        Shared-Defined    1      672,952
LANDSTAR SYS INC              COM               515098101  18,718     445,872 SH        Shared-Defined    1      445,872
MARTEN TRANS LTD              COM               573075108   1,280      64,929 SH        Shared-Defined    1       64,929
MCDERMOTT INTL INC            COM               580037109   1,615      60,000 SH        Shared-Defined    1       60,000
MISTRAS GROUP INC             COM               60649T107  18,051   1,806,951 SH        Shared-Defined    1    1,806,951
MODINE MFG CO                 COM               607828100   1,206     107,312 SH        Shared-Defined    1      107,312
NETSOL TECHNOLOGIES INC       COM NEW           64115A204   3,046   3,500,914 SH        Shared-Defined    1    3,500,914
ODYSSEY MARINE EXPLORATION I  COM               676118102   1,052     803,250 SH        Shared-Defined    1      803,250
OMNOVA SOLUTIONS INC          COM               682129101   3,424     436,227 SH        Shared-Defined    1      436,227
ORION MARINE GROUP INC        COM               68628V308   5,998     332,311 SH        Shared-Defined    1      332,311
PENSKE AUTOMOTIVE GRP INC     COM               70959W103   7,002     485,595 SH        Shared-Defined    1      485,595
PIKE ELEC CORP                COM               721283109   1,084     116,309 SH        Shared-Defined    1      116,309
POLYPORE INTL INC             COM               73179V103   5,588     320,043 SH        Shared-Defined    1      320,043
QUALITY DISTR INC FLA         COM               74756M102   1,988     329,712 SH        Shared-Defined    1      329,712
QUANTA SVCS INC               COM               74762E102   2,395     125,000 SH  CALL  Shared-Defined    1      125,000
RAILAMERICA INC               COM               750753402   7,941     672,999 SH        Shared-Defined    1      672,999
SAIA INC                      COM               78709Y105     736      52,995 SH        Shared-Defined    1       52,995
SCHLUMBERGER LTD              COM               806857108   1,269      20,000 SH        Shared-Defined    1       20,000
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605     558      35,000 SH        Shared-Defined    1       35,000
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886   2,966     100,000 SH  CALL  Shared-Defined    1      100,000
SMITH A O                     COM               831865209   6,266     119,197 SH        Shared-Defined    1      119,197
SOLUTIA INC                   COM NEW           834376501   6,933     430,374 SH        Shared-Defined    1      430,374
SONIC AUTOMOTIVE INC          CL A              83545G102   1,333     121,204 SH        Shared-Defined    1      121,204
SPARTECH CORP                 COM NEW           847220209   1,977     168,963 SH        Shared-Defined    1      168,963
SPDR DOW JONES INDL AVRG ETF  UT SER 1          78467X109  10,690      98,424 SH        Shared-Defined    1       98,424
SYNOVUS FINL CORP             COM               87161C105     712     216,293 SH        Shared-Defined    1      216,293
TELVENT GIT SA                SHS               E90215109   8,930     310,486 SH        Shared-Defined    1      310,486
TYCO INTERNATIONAL LTD        SHS               H89128104  22,001     575,194 SH        Shared-Defined    1      575,194
ULTRALIFE CORP                COM               903899102   1,629     406,214 SH        Shared-Defined    1      406,214
ULTRAPETROL BAHAMAS LTD       COM               P94398107   1,995     363,407 SH        Shared-Defined    1      363,407
UNITED PARCEL SERVICE INC     CL B              911312106   7,207     111,898 SH        Shared-Defined    1      111,898
UNITED RENTALS INC            COM               911363109     138      14,747 SH        Shared-Defined    1       14,747
VITRAN CORP INC               COM               92850E107   8,836     731,461 SH        Shared-Defined    1      731,461
VULCAN MATLS CO               COM               929160109     472      10,000 SH        Shared-Defined    1       10,000
WATTS WATER TECHNOLOGIES INC  CL A              942749102  12,520     403,087 SH        Shared-Defined    1      403,087




SK 25958 0003 1096926